Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	41
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 16, 2011
Closing Date:	October 5, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:	$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%	October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%	July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%	December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%	February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$117,674,705.72	0.6217622	$107,093,980.98	0.5658564	$10,580,724.74
Total Securities	$117,674,705.72	0.1171755	$107,093,980.98	0.1066397	$10,580,724.74

Weighted Avg. Coupon (WAC)	4.74%		4.76%
Weighted Avg. Remaining Maturity (WARM)	21.22		20.43
Pool Receivables Balance	$141,002,336.60		$130,247,251.91
Remaining Number of Receivables	23,475		22,712

Adjusted Pool Balance	$139,388,617.47		$128,807,892.73

III. COLLECTIONS

Principal:
Principal Collections	$10,537,935.08
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$184,874.10
Total Principal Collections	$10,722,809.18

Interest:
Interest Collections	$541,347.58
Late Fees & Other Charges	$28,085.04
Interest on Repurchase Principal	$-
Total Interest Collections	$569,432.62

Collection Account Interest	$469.96
Reserve Account Interest	$250.69
Servicer Advances	$-

Total Collections	$11,292,962.45

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	41
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$11,292,962.45
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,292,962.45

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$117,501.95		$117,501.95	$117,501.95
Collection Account Interest					$469.96
Late Fees & Other Charges					$28,085.04
Total due to Servicer					$146,056.95

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$127,480.93		$127,480.93

Total Interest:		$127,480.93		$127,480.93	$127,480.93

Available Funds Remaining:					$11,019,424.57

3. Regular Principal Distribution Amount:					$10,580,724.74

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,580,724.74
Class A Notes Total:		$10,580,724.74		$10,580,724.74
Total Noteholders Principal				$10,580,724.74

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					438,699.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,613,719.13
Beginning Period Amount	$1,613,719.13
Current Period Amortization	$174,359.95
Ending Period Required Amount	$1,439,359.18
Ending Period Amount	$1,439,359.18
Next Distribution Date Amount	$1,277,570.58

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool	15.58%	16.86%	16.86%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	41
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.50%	22,372	97.72%	$127,281,046.41
30 - 60 Days	1.16%	263	1.78%	$2,315,274.88
61 - 90 Days	0.25%	56	0.38%	$498,424.60
91 + Days	0.09%	21	0.12%	$152,506.02
		22,712		$130,247,251.91
Total
Delinquent Receivables 61 + days past due	0.34%	77	0.50%	$650,930.62
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.40%	95	0.60%	$847,913.69
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.45%	109	0.67%	$1,023,821.10
Three-Month Average Delinquency Ratio	0.40%		0.59%

Repossession in Current Period		9		$91,138.96
Repossession Inventory		32		$57,319.15

Charge-Offs
Gross Principal of Charge-Off for Current Period				$217,149.61
Recoveries				$(184,874.10)
Net Charge-offs for Current Period				$32,275.51

Beginning Pool Balance for Current Period				$141,002,336.60

Net Loss Ratio				0.27%
Net Loss Ratio for 1st Preceding Collection Period				0.85%
Net Loss Ratio for 2nd Preceding Collection Period				0.61%
Three-Month Average Net Loss Ratio for Current Period				0.58%

Cumulative Net Losses for All Periods				$7,459,352.30
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$348,939.25
Number of Extensions				37